Goodwill and Intangible Assets, net (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets, net [Abstract]
Goodwill and Intangible Assets, net
7.	Goodwill and Intangible Assets, net

The following table represents the changes in goodwill:

Ending balance, December 31, 2020	$36,956
Changes during the three months ended March 31, 2021	—
Ending balance, March 31, 2021	$36,956

All of our goodwill is attributable to our Software and Payments segment as of March 31, 2021.

The gross carrying value, accumulated amortization, and net carrying value of intangible assets as of March 31, 2021 and December 31, 2020 are as follows:
	March 31, 2021
	Gross Carrying Value	Accumulated amortization	Net
Customer relationships	$16,350	$(9,111)	$7,239
Non-compete agreements	1,430	(702)	728
Trademarks and trade names	160	(53)	107
Technology	1,540	(636)	904
Total	$19,480	$(10,502)	$8,978

	December 31, 2020
	Gross Carrying Value	Accumulated amortization	Net
Customer relationships	$16,350	$(8,698)	$7,652
Non-compete agreements	1,460	(660)	800
Trademarks and trade names	160	(47)	113
Technology	1,540	(571)	969
Total	$19,510	$(9,976)	$9,534

Aggregate amortization expense for identified intangible assets with definite useful lives for the three months ended March 31, 2021 and 2020 amounted to $556 and $557, respectively, and are included in Depreciation and Amortization in the accompanying Statements of Operations and Comprehensive Loss.

Estimated amortization expense for the next five years and thereafter as of March 31, 2021 is as follows:

remainder of 2021	$1,269
2022	1,269
2023	1,174
2024	930
2025	737
Thereafter	3,599
Total	$8,978

6.	Goodwill and Intangible Assets, net

The following table represents the changes in goodwill:

Ending balance, December 31, 2018	$32,079
Additions from acquisition	4,877
Ending balance, December 31, 2019	$36,956

The increase in the carrying amount of goodwill of $4,877 in 2019 was attributable to the acquisition of Second Phase. There carrying value of goodwill as of December 31, 2020 was unchanged from the prior year. All of our goodwill is attributable to our Software and Payments segment as of December 31, 2020 and 2019.

The weighted average useful life, gross carrying value, accumulated amortization, and net carrying value of intangible assets as of December 31, 2020 and 2019 are as follows:

	December 31, 2020
	Weighted Average Useful Life	Gross Carrying Value	Accumulated amortization	Net
Customer relationships	12.2 years	$16,350	$(8,698)	$7,652
Non-compete agreements	5.0 years	1,460	(660)	800
Trademarks and trade names	6.0 years	160	(47)	113
Technology	6.0 years	1,540	(571)	969
Total		$19,510	$(9,976)	$9,534

	December 31, 2019
	Weighted Average Useful Life	Gross Carrying Value	Accumulated amortization	Net
Customer relationships	11.4 years	$21,340	$(12,037)	$9,303
Non-compete agreements	5.4 years	1,860	(768)	1,092
Trademarks and trade names	6.6 years	350	(210)	140
Technology	6.0 years	4,724	(3,499)	1,225
Total		$28,274	$(16,514)	$11,760

Aggregate amortization expense for identified intangible assets with definite useful lives for the year ended December 31, 2020, 2019 and 2018 amounted to $2,226, $3,214 and $3,919, respectively, and are included in Depreciation and Amortization in the accompanying Statements of Operations and Comprehensive Loss. During 2020, amounts that were fully amortized were removed from the Company’s records resulting in no net impact to the Company’s financial statements.

Estimated amortization expense for the next five years and thereafter as of December 31, 2020 is as follows:

2021	$1,825
2022	1,269
2023	1,174
2024	930
2025	737
Thereafter	3,599
Total	$9,534